Guarantor Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Guarantor Financial Information

The following supplemental financial information sets forth, on a condensed consolidating basis, balance sheets as of July 13, 2013 and December 29, 2012 for Holding II, Holding I and Tops Markets, the Guarantor Subsidiaries, and for the Company, statements of comprehensive (loss) income for the 12 and 28-week periods ended July 13, 2013 and July 14, 2012, and statements of cash flows for the 28-week periods ended July 13, 2013 and July 14, 2012. Supplemental financial information has not been presented for Tops Markets II Corporation as it has no assets or operations.

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED BALANCE SHEET

JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$6,807	$—	$20,739	$900	$—	$28,446
Accounts receivable, net	—	—	52,352	12,689	—	65,041
Intercompany receivables	—	—	5,262	61,980	(67,242)	—
Inventory, net	—	—	96,758	34,719	—	131,477
Prepaid expenses and other current assets	—	—	9,234	2,059	—	11,293
Income taxes refundable	—	—	252	—	—	252
Current deferred tax assets	—	—	1,317	—	607	1,924

Total current assets	6,807	—	185,914	112,347	(66,635)	238,433

Property and equipment, net	—	—	278,331	65,152	—	343,483
Goodwill	—	—	19,308	—	—	19,308
Intangible assets, net	—	—	63,787	6,243	—	70,030
Other assets	6,889	—	39,968	3,041	(30,809)	19,089
Investment in subsidiaries	(191,511)	(186,249)	127,362	—	250,398	—

Total assets	$(177,815)	$(186,249)	$714,670	$186,783	$152,954	$690,343

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$72,201	$20,200	$—	$92,401
Intercompany payables	—	5,262	61,980	—	(67,242)	—
Accrued expenses and other current liabilities	4,304	—	53,202	17,390	(744)	74,152
Current portion of capital lease obligations	—	—	13,627	429	—	14,056
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liability	—	—	—	11	(11)	—

Total current liabilities	4,304	5,262	203,281	38,030	(67,997)	182,880

Capital lease obligations	—	—	139,425	2,755	—	142,180
Long-term debt	148,537	—	505,126	—	(3,041)	650,622
Other long-term liabilities	—	—	33,125	5,761	—	38,886
Non-current deferred tax liabilities	—	—	19,155	12,875	(25,599)	6,431

Total liabilities	152,841	5,262	900,112	59,421	(96,637)	1,020,999

Total shareholders’ (deficit) equity	(330,656)	(191,511)	(185,442)	127,362	249,591	(330,656)

Total liabilities and shareholders’ (deficit) equity	$(177,815)	$(186,249)	$714,670	$186,783	$152,954	$690,343

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 29, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$31,586	$836	$—	$32,422
Accounts receivable, net	—	—	42,578	10,897	—	53,475
Intercompany receivables	—	—	4,750	50,835	(55,585)	—
Inventory, net	—	—	91,298	34,189	—	125,487
Prepaid expenses and other current assets	—	—	7,352	1,971	—	9,323
Income taxes refundable	—	—	237	—	—	237
Current deferred tax assets	—	—	1,316	—	608	1,924

Total current assets	—	—	179,117	98,728	(54,977)	222,868

Property and equipment, net	—	—	280,643	70,006	—	350,649
Goodwill	—	—	15,002	—	—	15,002
Intangible assets, net	—	—	67,262	7,236	—	74,498
Other assets	—	—	36,811	3,041	(26,867)	12,985
Investment in subsidiaries	(181,474)	(176,724)	121,350	—	236,848	—

Total assets	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$60,429	$17,031	$—	$77,460
Intercompany payables	—	4,750	50,835	—	(55,585)	—
Accrued expenses and other current liabilities	1,798	—	51,981	22,705	(744)	75,740
Current portion of capital lease obligations	—	—	13,955	402	—	14,357
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,798	4,750	179,471	40,149	(56,340)	169,828

Capital lease obligations	—	—	146,510	2,993	—	149,503
Long-term debt	—	—	498,487	—	(3,041)	495,446
Other long-term liabilities	—	—	33,284	5,587	—	38,871
Non-current deferred tax liabilities	—	—	18,350	8,932	(21,656)	5,626

Total liabilities	1,798	4,750	876,102	57,661	(81,037)	859,274

Total shareholders’ (deficit) equity	(183,272)	(181,474)	(175,917)	121,350	236,041	(183,272)

Total liabilities and shareholders’ (deficit) equity	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

FOR THE 12-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$461,842	$139,651	$(218)	$601,275
Cost of goods sold	—	—	(326,112)	(92,822)	—	(418,934)
Distribution costs	—	—	(8,661)	(3,102)	—	(11,763)

Gross profit	—	—	127,069	43,727	(218)	170,578

Operating expenses:
Wages, salaries and benefits	—	—	(60,340)	(20,447)	—	(80,787)
Selling and general expenses	—	—	(20,338)	(6,754)	218	(26,874)
Administrative expenses	(10,635)	(219)	(12,209)	(4,009)	—	(27,072)
Rent expense, net	—	—	(3,181)	(2,130)	—	(5,311)
Depreciation and amortization	—	—	(10,278)	(2,770)	—	(13,048)
Advertising	—	—	(4,341)	(1,341)	—	(5,682)

Total operating expenses	(10,635)	(219)	(110,687)	(37,451)	218	(158,774)

Operating (loss) income	(10,635)	(219)	16,382	6,276	—	11,804

Interest expense, net	(2,401)	—	(14,308)	(33)	—	(16,742)
Equity income from subsidiaries	7,720	7,939	3,770	—	(19,429)	—

(Loss) income before income taxes	(5,316)	7,720	5,844	6,243	(19,429)	(4,938)
Income tax benefit (expense)	—	—	2,095	(2,473)	—	(378)

Net (loss) income	(5,316)	7,720	7,939	3,770	(19,429)	(5,316)
Other comprehensive income	—	—	—	—	—	—

Comprehensive (loss) income	$(5,316)	$7,720	$7,939	$3,770	$(19,429)	$(5,316)

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FOR THE 12-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$423,588	$138,995	$(222)	562,361
Cost of goods sold	—	—	(298,231)	(92,283)	—	(390,514)
Distribution costs	—	—	(8,279)	(3,232)	—	(11,511)

Gross profit	—	—	117,078	43,480	(222)	160,336

Operating expenses:
Wages, salaries and benefits	—	—	(54,433)	(20,692)	—	(75,125)
Selling and general expenses	—	—	(16,268)	(6,354)	222	(22,400)
Administrative expenses	(409)	(219)	(13,544)	(4,371)	—	(18,543)
Rent expense, net	—	—	(1,529)	(2,039)	—	(3,568)
Depreciation and amortization	—	—	(8,933)	(3,090)	—	(12,023)
Advertising	—	—	(3,734)	(1,384)	—	(5,118)

Total operating expenses	(409)	(219)	(98,441)	(37,930)	222	(136,777)
Operating (loss) income	(409)	(219)	18,637	5,550	—	23,559

Interest expense, net	—	—	(13,665)	(44)	—	(13,709)
Equity income from subsidiaries	9,907	10,126	3,325	—	(23,358)	—

Income before income taxes	9,498	9,907	8,297	5,506	(23,358)	9,850
Income tax benefit (expense)	—	—	1,829	(2,181)	—	(352)

Net income	9,498	9,907	10,126	3,325	(23,358)	9,498
Other comprehensive income	—	—	—	—	—	—

Comprehensive income	$9,498	$9,907	$10,126	$3,325	$(23,358)	$9,498

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

FOR THE 28-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,029,643	$308,022	$(581)	$1,337,084
Cost of goods sold	—	—	(727,494)	(204,591)	—	(932,085)
Distribution costs	—	—	(19,464)	(6,816)	—	(26,280)

Gross profit	—	—	282,685	96,615	(581)	378,719

Operating expenses:
Wages, salaries and benefits	—	—	(137,703)	(47,129)	—	(184,832)
Selling and general expenses	—	—	(48,018)	(15,745)	581	(63,182)
Administrative expenses	(10,893)	(512)	(28,392)	(9,529)	—	(49,326)
Rent expense, net	—	—	(7,976)	(4,900)	—	(12,876)
Depreciation and amortization	—	—	(23,435)	(6,617)	—	(30,052)
Advertising	—	—	(8,790)	(2,659)	—	(11,449)

Total operating expenses	(10,893)	(512)	(254,314)	(86,579)	581	(351,717)
Operating (loss) income	(10,893)	(512)	28,371	10,036	—	27,002

Interest expense, net	(2,401)	—	(33,231)	(82)	—	(35,714)
Equity income from subsidiaries	3,777	4,289	6,012	—	(14,078)	—

(Loss) income before income taxes	(9,517)	3,777	1,152	9,954	(14,078)	(8,712)
Income tax benefit (expense)	—	—	3,137	(3,942)	—	(805)

Net (loss) income	(9,517)	3,777	4,289	6,012	(14,078)	(9,517)
Other comprehensive income	—	—	—	—	—	—

Comprehensive (loss) income	$(9,517)	$3,777	$4,289	$6,012	$(14,078)	$(9,517)

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FOR THE 28-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$961,236	$306,089	$(584)	$1,266,741
Cost of goods sold	—	—	(679,315)	(201,906)	—	(881,221)
Distribution costs	—	—	(18,280)	(6,998)	—	(25,278)

Gross profit	—	—	263,641	97,185	(584)	360,242

Operating expenses:
Wages, salaries and benefits	—	—	(126,620)	(47,735)	—	(174,355)
Selling and general expenses	—	—	(38,785)	(14,017)	584	(52,218)
Administrative expenses	(954)	(511)	(30,782)	(10,166)	—	(42,413)
Rent expense, net	—	—	(4,787)	(4,761)	—	(9,548)
Depreciation and amortization	—	—	(20,897)	(7,155)	—	(28,052)
Advertising	—	—	(7,919)	(2,845)	—	(10,764)

Total operating expenses	(954)	(511)	(229,790)	(86,679)	584	(317,350)
Operating (loss) income	(954)	(511)	33,851	10,506	—	42,892

Interest expense, net	—	—	(31,916)	(105)	—	(32,021)
Equity income from subsidiaries	11,103	11,614	6,282	—	(28,999)	—

Income before income taxes	10,149	11,103	8,217	10,401	(28,999)	10,871
Income tax benefit (expense)	—	—	3,397	(4,119)	—	(722)

Net income	10,149	11,103	11,614	6,282	(28,999)	10,149
Other comprehensive income	—	—	—	—	—	—

Comprehensive income	$10,149	$11,103	$11,614	$6,282	$(28,999)	$10,149

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE 28-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(512)	$19,478	$12,761	$—	$31,727

Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(26,247)	(1,342)	—	(27,589)
Acquisition of independent supermarkets	—	—	(5,995)	—	—	(5,995)
Change in intercompany receivables position	—	—	(512)	(11,145)	11,657	—

Net cash used in investing activities	—	—	(32,754)	(12,487)	11,657	(33,584)

Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500	—	—	—	—	148,500
Dividend to shareholders	(141,920)	—	—	—	—	(141,920)
Deferred financing costs paid	—	—	(7,977)	—	—	(7,977)
Stock option exercises	227	—	—	—	—	227
Change in intercompany payables position	—	512	11,145	—	(11,657)	—
Borrowings on 2017 ABL Facility	—	—	138,500	—	—	138,500
Repayments on 2017 ABL Facility	—	—	(131,700)	—	—	(131,700)
Principal payments on capital leases	—	—	(7,804)	(210)	—	(8,014)
Change in bank overdraft position	—	—	426	—	—	426
Repayments of long-term debt borrowings	—	—	(161)	—	—	(161)

Net cash provided by (used in) financing activities	6,807	512	2,429	(210)	(11,657)	(2,119)

Net increase (decrease) in cash and cash equivalents	6,807	—	(10,847)	64	—	(3,976)
Cash and cash equivalents – beginning of period	—	—	31,586	836	—	32,422

Cash and cash equivalents – end of period	$6,807	$—	$20,739	$900	$—	$28,446

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE 28-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(512)	$36,778	$24,432	$—	$60,698

Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(11,784)	(3,416)	—	(15,200)
Proceeds from insurable loss recovery	—	—	—	1,150	—	1,150
Change in intercompany receivables position	—	—	(512)	(21,992)	22,504	—

Net cash used in investing activities	—	—	(12,296)	(24,258)	22,504	(14,050)

Cash flows provided by (used in) financing activities:
Borrowings on 2013 ABL Facility	—	—	66,600	—	—	66,600
Repayments on 2013 ABL Facility	—	—	(71,600)	—	—	(71,600)
Change in intercompany payables position	—	512	21,992	—	(22,504)	—
Principal payments on capital leases	—	—	(6,624)	(165)	—	(6,789)
Repayments of long-term debt borrowings	—	—	(250)	—	—	(250)
Change in bank overdraft position	—	—	181	—	—	181

Net cash provided by (used in) financing activities	—	512	10,299	(165)	(22,504)	(11,858)

Net increase in cash and cash equivalents	—	—	34,781	9	—	34,790
Cash and cash equivalents – beginning of period	—	—	18,351	830	—	19,181

Cash and cash equivalents – end of period	$—	$—	$53,132	$839	$—	$53,971

The following supplemental financial information sets forth, on a condensed consolidating basis, balance sheets as of December 29, 2012 and December 31, 2011 for Holding II, Holding I and Tops Markets, the Guarantor Subsidiaries, and for the Company, and statements of comprehensive (loss) income and statements of cash flows for Fiscal 2012, Fiscal 2011 and Fiscal 2010. Supplemental financial information has not been presented for Tops Markets II Corporation as it has no assets or operations.

TOPS HOLDING II CORPORATION

CONSOLIDATED BALANCE SHEET

DECEMBER 29, 2012

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$31,586	$836	$—	$32,422
Accounts receivable, net	—	—	42,578	10,897	—	53,475
Intercompany receivables	—	—	4,750	50,835	(55,585)	—
Inventory, net	—	—	91,298	34,189	—	125,487
Prepaid expenses and other current assets	—	—	7,352	1,971	—	9,323
Income taxes refundable	—	—	237	—	—	237
Current deferred tax assets	—	—	1,316	—	608	1,924

Total current assets	—	—	179,117	98,728	(54,977)	222,868

Property and equipment, net	—	—	280,643	70,006	—	350,649
Goodwill	—	—	15,002	—	—	15,002
Intangible assets, net	—	—	67,262	7,236	—	74,498
Other assets	—	—	36,811	3,041	(26,867)	12,985
Investment in subsidiaries	(181,474)	(176,724)	121,350	—	236,848	—

Total assets	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$60,429	$17,031	$—	$77,460
Intercompany payables	—	4,750	50,835	—	(55,585)	—
Accrued expenses and other current liabilities	1,798	—	51,981	22,705	(744)	75,740
Current portion of capital lease obligations	—	—	13,955	402	—	14,357
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,798	4,750	179,471	40,149	(56,340)	169,828

Capital lease obligations	—	—	146,510	2,993	—	149,503
Long-term debt	—	—	498,487	—	(3,041)	495,446
Other long-term liabilities	—	—	33,284	5,587	—	38,871
Non-current deferred tax liabilities	—	—	18,350	8,932	(21,656)	5,626

Total liabilities	1,798	4,750	876,102	57,661	(81,037)	859,274

Total shareholders’ (deficit) equity	(183,272)	(181,474)	(175,917)	121,350	236,041	(183,272)

Total liabilities and shareholders’ (deficit) equity	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

TOPS HOLDING II CORPORATION

CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$18,351	$830	$—	$19,181
Accounts receivable, net	—	—	44,809	11,178	—	55,987
Intercompany receivables	—	—	3,800	15,556	(19,356)	—
Inventory, net	—	—	79,972	35,337	—	115,309
Prepaid expenses and other current assets	—	—	10,654	2,336	—	12,990
Income taxes refundable	—	—	285	—	—	285
Current deferred tax assets	—	—	1,363	—	608	1,971

Total current assets	—	—	159,234	65,237	(18,748)	205,723

Property and equipment, net	—	—	282,207	76,056	—	358,263
Goodwill	—	—	462	—	—	462
Intangible assets, net	—	—	62,684	8,979	—	71,663
Other assets	—	—	27,687	3,041	(19,627)	11,101
Investment in subsidiaries	(58,293)	(54,493)	110,306	—	2,480	—

Total assets	$(58,293)	$(54,493)	$642,580	$153,313	$(35,895)	$647,212

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$58,359	$17,249	$—	$75,608
Intercompany payables	—	3,800	15,556	—	(19,356)	—
Accrued expenses and other current liabilities	1,171	—	57,537	16,713	(744)	74,677
Current portion of capital lease obligations	—	—	12,348	353	—	12,701
Current portion of long-term debt	—	—	434	—	—	434
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,171	3,800	144,234	34,326	(20,111)	163,420

Capital lease obligations	—	—	156,456	3,358	—	159,814
Long-term debt	—	—	358,281	—	(3,041)	355,240
Other long-term liabilities	—	—	20,262	3,631	—	23,893
Non-current deferred tax liabilities	—	—	17,033	1,692	(14,416)	4,309

Total liabilities	1,171	3,800	696,266	43,007	(37,568)	706,676

Total shareholders’ (deficit) equity	(59,464)	(58,293)	(53,686)	110,306	1,673	(59,464)

Total liabilities and shareholders’ (deficit) equity	$(58,293)	$(54,493)	$642,580	$153,313	$(35,895)	$647,212

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

FISCAL 2012

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,795,842	$570,762	$(1,265)	$2,365,339
Cost of goods sold	—	—	(1,274,836)	(379,257)	—	(1,654,093)
Distribution costs	—	—	(33,901)	(12,762)	—	(46,663)

Gross profit	—	—	487,105	178,743	(1,265)	664,583

Operating expenses:
Wages, salaries and benefits	—	—	(233,362)	(87,264)	—	(320,626)
Selling and general expenses	—	—	(74,275)	(26,831)	1,265	(99,841)
Administrative expenses	(2,078)	(950)	(60,499)	(18,877)	—	(82,404)
Rent expense, net	—	—	(12,350)	(8,875)	—	(21,225)
Depreciation and amortization	—	—	(39,197)	(13,420)	—	(52,617)
Advertising	—	—	(14,307)	(5,007)	—	(19,314)

Total operating expenses	(2,078)	(950)	(433,990)	(160,274)	1,265	(596,027)

Operating (loss) income	(2,078)	(950)	53,115	18,469	—	68,556

Loss on debt extinguishment		—	(31,205)			(31,205)
Interest expense, net	—	—	(58,706)	(187)	—	(58,893)
Equity (loss) income from subsidiaries	(20,872)	(19,922)	11,042	—	29,752	—

(Loss) income before income taxes	(22,950)	(20,872)	(25,754)	18,282	29,752	(21,542)

Income tax benefit (expense)	—	—	5,832	(7,240)	—	(1,408)

Net (loss) income	(22,950)	(20,872)	(19,922)	11,042	29,752	(22,950)

Change in postretirement benefit obligation	(2,309)	—	(2,309)	—	2,309	(2,309)

Comprehensive (loss) income	$(25,259)	$(20,872)	$(22,231)	$11,042	$32,061	$(25,259)

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FISCAL 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,774,927	$581,858	$(1,293)	$2,355,492
Cost of goods sold	—	—	(1,260,068)	(390,098)	—	(1,650,166)
Distribution costs	—	—	(31,638)	(12,551)	—	(44,189)

Gross profit	—	—	483,221	179,209	(1,293)	661,137

Operating expenses:
Wages, salaries and benefits	—	—	(228,947)	(88,791)	—	(317,738)
Selling and general expenses	—	—	(73,186)	(31,260)	1,293	(103,153)
Administrative expenses	(1,768)	(950)	(57,080)	(19,982)	—	(79,780)
Rent expense, net	—	—	(9,707)	(9,149)	—	(18,856)
Depreciation and amortization	—	—	(38,812)	(12,393)	—	(51,205)
Advertising	—	—	(13,292)	(5,497)	—	(18,789)
Impairment charges	—	—	—	(2,791)	—	(2,791)

Total operating expenses	(1,768)	(950)	(421,024)	(169,863)	1,293	(592,312)

Operating (loss) income	(1,768)	(950)	62,197	9,346	—	68,825

Interest expense, net	—	—	(61,469)	(229)	—	(61,698)
Equity income from subsidiaries	7,600	7,600	5,507	—	(20,707)	—

Income before income taxes	5,832	7,600	6,235	9,117	(21,657)	7,127

Income tax benefit (expense)	—	—	2,315	(3,610)	—	(1,295)

Net income	5,832	7,600	8,550	5,507	(21,657)	5,832

Change in postretirement benefit obligation	(925)	—	(925)	—	925	(925)

Comprehensive income	$4,907	$7,600	$7,625	$5,507	$(20,732)	$4,907

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

FISCAL 2010

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,704,977	$553,742	$(1,183)	$2,257,536
Cost of goods sold	—	—	(1,208,582)	(370,434)	—	(1,579,016)
Distribution costs	—	—	(31,899)	(12,930)	—	(44,829)

Gross profit	—	—	464,496	170,378	(1,183)	633,691

Operating expenses:
Wages, salaries and benefits	—	—	(223,276)	(87,524)	—	(310,800)
Selling and general expenses	—	—	(71,629)	(34,395)	1,183	(104,841)
Administrative expenses	(1,258)	(950)	(81,425)	(19,121)	—	(102,754)
Rent expense, net	—	—	(9,493)	(9,642)	—	(19,135)
Depreciation and amortization	—	—	(55,005)	(7,348)	—	(62,353)
Advertising	—	—	(15,819)	(7,356)	—	(23,175)

Total operating expenses	(1,258)	(950)	(456,647)	(165,386)	1,183	(623,058)

Operating (loss) income	(1,258)	(950)	7,849	4,992	—	10,633

Bargain purchase	—	—	—	15,681	—	15,681
Loss on debt extinguishment	—	—	(1,041)	—	—	(1,041)
Interest expense, net	—	—	(61,125)	(106)	—	(61,231)
Equity (loss) income from subsidiaries	(25,696)	(23,994)	18,631	—	31,059	—

(Loss) income before income taxes	(26,954)	(24,944)	(35,686)	20,567	31,059	(35,958)

Income tax (expense) benefit	—	(752)	11,692	(1,936)	—	9,004

Net (loss) income	(26,954)	(25,696)	(23,994)	18,631	31,059	(26,954)

Change in postretirement benefit obligation	(471)	—	(471)	—	471	(471)

Comprehensive (loss) income	$(27,425)	$(25,696)	$(24,465)	$18,631	$31,530	$(27,425)

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$47,029	$40,928	$—	$87,007
Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(30,329)	(7,236)	—	(37,565)
Acquisition of Grand Union supermarkets	—	—	(27,640)	—	—	(27,640)
Acquisition of independent supermarkets	—	—	(3,304)	—	—	(3,304)
Proceeds from insurable loss recovery	—	—	—	1,455	—	1,455
Change in intercompany receivables position	—	—	(950)	(34,785)	35,735	—

Net cash used in investing activities	—	—	(62,223)	(40,566)	35,735	(67,054)

Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	—	—	460,000	—	—	460,000
Repayments of long-term debt borrowings	—	—	(350,452)	—	—	(350,452)
Dividend to shareholders	—	—	(100,000)	—	—	(100,000)
Borrowings on 2017 ABL Facility	—	—	35,000	—	—	35,000
Borrowings on 2013 ABL Facility	—	—	158,800	—	—	158,800
Repayments on 2013 ABL Facility	—	—	(163,800)	—	—	(163,800)
Debt extinguishment cost incurred	—	—	(20,901)	—	—	(20,901)
Principal payments on capital leases	—	—	(12,962)	(356)	—	(13,318)
Deferred financing costs incurred	—	—	(11,943)	—	—	(11,943)
Change in bank overdraft position	—	—	(98)	—	—	(98)
Change in intercompany payables position	—	950	34,785	—	(35,735)	—

Net cash provided by (used in) financing activities	—	950	28,429	(356)	(35,735)	(6,712)

Net increase in cash and cash equivalents	—	—	13,235	6	—	13,241
Cash and cash equivalents – beginning of year	—	—	18,351	830	—	19,181

Cash and cash equivalents – end of year	$—	$—	$31,586	$836	$—	$32,422

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$48,437	$21,164	$—	$68,651
Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(25,405)	(20,170)	—	(45,575)
Cash paid for intangible assets	—	—	(1,527)	—	—	(1,527)
Proceeds from sale of assets	—	—	—	1,284	—	1,284
Proceeds from insurable loss recovery	—	—	—	609	—	609
Change in intercompany receivables position	—	—	(950)	(2,464)	3,414	—

Net cash used in investing activities	—	—	(27,882)	(20,741)	3,414	(45,209)

Cash flows provided by (used in) financing activities:
Borrowings on 2013 ABL Facility	—	—	612,900	—	—	612,900
Repayments on 2013 ABL Facility	—	—	(622,900)	—	—	(622,900)
Principal payments on capital leases	—	—	(10,838)	(323)	—	(11,161)
Change in intercompany payables position	—	950	2,464	—	(3,414)	—
Proceeds from long-term debt borrowings	—	—	—	—	—	—
Repayments of long-term debt borrowings	—	—	(409)	—	—	(409)
Deferred financing costs incurred	—	—	(57)	—	—	(57)
Change in bank overdraft position	—	—	(53)	—	—	(53)

Net cash provided by (used in) financing activities	—	950	(18,893)	(323)	(3,414)	(21,680)

Net increase in cash and cash equivalents	—	—	1,662	100	—	1,762
Cash and cash equivalents - beginning of year	—	—	16,689	730	—	17,419

Cash and cash equivalents - end of year	$—	$—	$18,351	$830	$—	$19,181

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2010

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$37,783	$12,625	$—	$49,458
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company	—	—	—	(85,023)	—	(85,023)
Cash paid for property and equipment	—	—	(28,081)	(21,582)	—	(49,663)
Proceeds from sale of assets	—	—	—	20,753	—	20,753
Investment in subsidiaries	—	—	(85,023)	—	85,023	—
Change in intercompany receivables position	—	—	(950)	(10,786)	11,736	—

Net cash used in investing activities	—	—	(114,054)	(96,638)	96,759	(113,933)

Cash flows provided by financing activities:
Proceeds from long-term debt borrowings	—	—	112,125	—	—	112,125
Repayments of long-term debt borrowings	—	—	(36,377)	—	—	(36,377)
Borrowings on ABL Facility	—	—	348,737	—	—	348,737
Repayments on ABL Facility	—	—	(347,737)	—	—	(347,737)
Proceeds from issuance of common stock	—	30,000	30,000	—	(30,000)	30,000
Dividend	—	(30,000)	(30,000)	—	30,000	(30,000)
Principal payments on capital leases	—	—	(9,004)	(290)	—	(9,294)
Deferred financing costs incurred	—	—	(5,769)	—	—	(5,769)
Capital contribution	—	—	—	85,023	(85,023)	—
Change in intercompany payables position	—	950	10,786	—	(11,736)	—
Change in bank overdraft position	—	—	487	—	—	487

Net cash provided by financing activities	—	950	73,248	84,733	(96,759)	62,172

Net (decrease) increase in cash and cash equivalents	—	—	(3,023)	720	—	(2,303)
Cash and cash equivalents - beginning of year	—	—	19,712	10	—	19,722

Cash and cash equivalents - end of year	$—	$—	$16,689	$730	$—	$17,419